INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (142,527)	$ (132,203)	$ (152,335)
Foreign	13,066	5,240	2,324
Loss before income taxes	$ (129,461)	$ (126,963)	$ (150,011)